June 24, 2013

VIA EDGAR AND OVERNIGHT DELIVERY

U.S. Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, DC 20549

Attention:	Larry Spirgel, Assistant Director Kate Beukenkamp, Attorney-Advisor Terry French, Accountant Branch Chief Michael Henderson, Staff Accountant

Re:	Chegg, Inc. Amendment No. 2 to Draft Registration Statement on Form S-1 Submitted June 7, 2013 CIK No. 0001364954

Ladies and Gentlemen:

We are submitting this letter on behalf of Chegg, Inc. (the “Company” or “Chegg”) in response to comments from the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) received by electronic mail dated June 14, 2013 relating to Amendment No. 2 to the Company’s draft Registration Statement on Form S-1 (CIK No. 0001364954) confidentially submitted to the Commission on June 7, 2013 (the “Amendment No. 2”). Amendment No. 3 to the Company’s draft Registration Statement on Form S-1 (“Amendment No. 3”) is being submitted confidentially concurrently with this letter. The numbered paragraphs below correspond to the numbered comments in the Staff’s letter and the Staff’s comments are presented in bold italics. For your convenience, we are also providing by overnight delivery five copies of Amendment No. 3 in paper format, which have been marked to show changes from Amendment No. 2.

General

1.	We note your response to comment 6 from our letter dated May 29, 2013 but note that there are still assertions that are not accompanied by contextual disclosure. Specifically, we note that your disclosure on page 93, for example, continues to state that samples and discounts “delight” your students.

In response to the Staff’s comment, the Company has revised the disclosure on pages 4, 58, 93, 94 and 100 to either remove or provide context for statements that samples and discounts “delight” students.

U.S. Securities and Exchange Commission

June 24, 2013

Business, page 88

Company Overview, page 88

2.	We note your response to comment 29 from our letter dated May 29, 2013. Please revise your disclosure to clearly state what constitutes “reaching” a student. Additionally, please explain whether to “serve” approximately 40% of all high-school seniors is accounted for in a different way than to “reach” 30% of all college students.

In response to the Staff’s comment, the Company has revised the disclosure on page 44 to define how it reaches and serves students.

3.	We note your revisions on page 88 including the sentence, “In 2012, more than five million students used our platform.” [emphasis added]. Please disclose whether this figure is based on the standard used to account for “reaching” students or another measure. If it is the latter, please revise to discuss how your account for “use” in this section.

In response to the Staff’s comment, the Company has revised the disclosure on page 44 to clarify how it counts users of its platform.

Non-Equity Incentive Plan Compensation, page 112

4.	We note your response to comment 28 from our letter dated May 29, 2013. However, we also note that the term “registered user” is disclosed in relation to bonus amounts paid to named executive officers. Specifically, under your Semi-Annual Executive Bonus Incentive Plan bonuses are earned semi-annually based on achievement of two performance measures, one being “registered users.” Please revise your disclosure here and in the Business section as appropriate to discuss the criteria used to account for a “registered user.” Alternatively, reconcile the use of this term with your discussion and disclosure of “unique user accounts.”

In response to the Staff’s comment, the Company has revised the disclosure on page 112 to clarify the definition of “registered user” in the 2012 Semi-Annual Executive Bonus Incentive Plan. The Company also has revised the disclosure on page 44 to include a discussion of how it counts users.

* * * * * * * *

U.S. Securities and Exchange Commission

June 24, 2013

Should the Staff have additional questions or comments regarding the foregoing, please do not hesitate to contact the undersigned at (650) 335-7130.

Sincerely,

FENWICK & WEST LLP

/s/ David A. Bell
David A. Bell

cc:

Dan Rosensweig, President, Chief Executive Officer and Chairman

Andrew Brown, Chief Financial Officer

Robert Chesnut, Esq., Senior Vice President and General Counsel

Dave Borders, Esq., Associate General Counsel

Chegg, Inc.

Shulamite Shen White, Esq.

Fenwick & West LLP

Martin A. Wellington, Esq.

Peter M. Lamb, Esq.

Davis Polk & Wardwell LLP